UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)(Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code:

800-846-7526

Date of fiscal year end:

12/31

Date of reporting period: 6/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Letter from the President

June 30, 2012

 Arthur D. Ally

Dear Strategic Growth Variable and Conservative Growth Variable Shareholder,

At the risk of sounding somewhat repetitive from my last semi-annual report letter, the market recovery that began in mid-March, 2009 has continued although it has been a rather choppy ride.  As you know, your Timothy Plan Variable Fund investment is a compilation of several of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds.  Currently, our approximate allocation into the underlying funds is as follows:

  Conservative Growth         Strategic Growth

•

Large/Mid-Cap Value Fund

14.75%

16.50%

•

Small-Cap Value Fund

5.25%

  7.25%

•

Large/Mid-Cap Growth Fund

11.25%

17.00%

•

Aggressive Growth Fund

  2.75%

  6.75%

•

International Fund

  6.00%

16.25%

•

High-Yield Bond Fund

8.00%

12.75%

•

Defensive Strategies Fund

19.50%

17.50%

•

Israel Common Values Fund

  4.50%

  6.00%

•

Fixed Income Fund

28.00%

The performance of these two funds is directly related to the performance of our underlying funds and, in our opinion, all of our underlying funds are managed by firms that we believe to be as good as, if not better than, the management of any mutual fund family in the industry.

There were many factors that played into the underlying funds’ performances.  Even with the world-wide debt crisis – including our own U.S. debt crisis, a sluggish domestic economy, fears of inflation, and numerous other concerns creating a volatile market environment, the funds provided investors positive returns in the first half of 2012.

We expect the remainder of 2012 to continue to be a little unsettled leading up to the elections, but also believe this year should produce mildly positive investment results.  As you know, however, no one can guarantee future results.  The one thing I can assure you is that every one of our managers continues to work very hard on your behalf.

As I have stated repeatedly in the past, the Timothy Plan is serious about our mission (to genuinely screen our investments and attempt to deliver competitive investment results) and our commitment to continuously pursue Kingdom Class quality in everything we do.  Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Fund Profile - Conservative Growth Portfolio Variable Series
June 30, 2012 (Unaudited)

Industries
(% of Net Assets)
Fixed Income	27.32%
Defensive Strategies	19.62%
Large/Mid Cap Value	15.06%
Large/Mid Cap Growth	11.40%
High Yield Bond	7.85%
International	6.14%
Small Cap Value	5.39%
Israel Common Values	4.40%
Aggressive Growth	2.80%
Money Market & Liabilities in
Excess of Other Assets	0.02%
100.00%

Expense Example (Unaudited):

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

		Beginning Account	Ending Account	Expenses Paid
		Value	Value	During Period*
1/1/2012 through
		1/1/2012	6/30/2012	6/30/2012
	Actual	$ 1,000.00	$ 1,023.83	$ 2.07
	Hypothetical**	$ 1,000.00	$ 1,022.89	$ 2.07

*

Expenses are equal to the  Fund’s annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line  in the table is based on its actual total return of 2.38% for the six-month period of January 1, 2012, to June 30, 2012.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
June 30, 2012 (Unaudited)

Industries
(% of Net Assets)
Defensive Strategies	17.88%
Large/Mid Cap Value	17.15%
Large/Mid Cap Growth	16.53%
International	16.41%
High Yield Bond	11.86%
Small Cap Value	7.35%
Aggressive Growth	6.78%
Israel Common Values	5.79%
Money Market & Liabilities in
Excess of Other Assets	0.25%
100.00%

Expense Example (Unaudited):

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

		Beginning Account	Ending Account	Expenses Paid
		Value	Value	During Period*
1/1/2012 through
		1/1/2012	6/30/2012	6/30/2012
	Actual	$ 1,000.00	$ 1,044.20	$ 2.09
	Hypothetical**	$ 1,000.00	$ 1,022.94	$ 2.07

*

Expenses are equal to the  Fund’s annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line  in the table is based on its actual total return of 4.42% for the six-month period of January 1, 2012, to June 30, 2012.

**	Assumes a 5% return before expenses.

Schedule of Investments
Timothy Plan Conservative Growth Portfolio Variable Series
As of June 30, 2012 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 100.0%
157,192	Timothy Plan Aggressive Growth Fund*	$ 1,078,336
655,140	Timothy Plan Defensive Strategies Fund	7,566,867
975,371	Timothy Plan Fixed Income Fund	10,534,013
330,418	Timothy Plan High Yield Bond Fund	3,026,625
341,946	Timothy Plan International Fund	2,366,267
172,953	Timothy Plan Israel Common Values Fund*	1,696,666
625,495	Timothy Plan Large/Mid Cap Growth Fund *	4,397,229
414,683	Timothy Plan Large/Mid Cap Value Fund	5,809,716
149,604	Timothy Plan Small Cap Value Fund*	2,079,491

	TOTAL MUTUAL FUNDS (Cost $35,247,866)	38,555,210

	MONEY MARKET FUND - 0.1%
43,662	Fidelity Institutional Money Market Portfolio, 0.13% (B)
	(Cost $43,662)	43,662

	TOTAL INVESTMENTS (Cost $35,291,528)(C) - 100.1%	$ 38,598,872
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(34,374)
	TOTAL NET ASSETS - 100.00%	$ 38,564,498

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2012.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs  from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation :	$ 3,572,021
	Unrealized depreciation :	(264,677)
	Net unrealized appreciation	$ 3,307,344

	The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Timothy Plan Strategic Growth Portfolio Variable Series
As of June 30, 2012 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.8%
180,503	Timothy Plan Aggressive Growth Fund*	$ 1,238,252
282,860	Timothy Plan Defensive Strategies Fund	3,267,027
236,605	Timothy Plan High Yield Bond Fund	2,167,302
433,238	Timothy Plan International Fund	2,998,004
107,802	Timothy Plan Israel Common Values Fund*	1,057,537
429,493	Timothy Plan Large/Mid Cap Growth Fund *	3,019,336
223,569	Timothy Plan Large/Mid Cap Value Fund	3,132,205
96,645	Timothy Plan Small Cap Value Fund*	1,343,370

	TOTAL MUTUAL FUNDS (Cost $17,668,468)	18,223,033

	MONEY MARKET FUND - 0.3%
60,907	Fidelity Institutional Money Market Portfolio, 0.13% (B)
	(Cost $60,907)	60,907

	TOTAL INVESTMENTS (Cost $17,729,375)(C) - 100.1%	$ 18,283,940
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(16,158)
	TOTAL NET ASSETS - 100.00%	$ 18,267,782

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2012.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs  from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation :	$ 1,103,187
	Unrealized depreciation :	(548,622)
	Net unrealized appreciation	$ 554,565

	The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2012 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

ASSETS:
Investments in affiliated securities, at cost	$ 35,247,866	$ 17,668,468
Investments in unaffiliated securities, at cost	43,662	60,907
Investments in affiliated securities, at value	$ 38,555,210	$ 18,223,033
Investments in unaffiliated securities, at value	43,662	60,907
Dividends and interest receivable	98,138	8
Receivable for fund shares sold	-	1,669
Prepaid expenses and other assets	1,553	559
Total Assets	38,698,563	18,286,176

LIABILITIES:
Payable for securities purchased	98,132	-
Accrued advisory fees	3,042	1,443
Payable for fund shares redeemed	9,141	1,147
Accrued expenses and other liabilities	23,750	15,804
Total Liabilities	134,065	18,394

Net Assets	$ 38,564,498	$ 18,267,782

NET ASSETS CONSIST OF:
Paid in capital	$ 38,476,130	$ 20,584,103
Accumulated undistributed net investment income	802,502	275,428
Accumulated net realized gain (loss) from
investments	(4,021,478)	(3,146,314)
Net unrealized appreciation (depreciation)
on investments	3,307,344	554,565
Net Assets	$ 38,564,498	$ 18,267,782

Net Assets	$ 38,564,498	$ 18,267,782
Shares of beneficial interest outstanding	3,418,109	1,933,683
Net Asset Value, offering price and
redemption price per share	$ 11.28	$ 9.45
The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

Investment Income:
Interest income from unaffiliated funds	$ 83	$ 59
Dividend income from affiliated funds	187,660	56,479
Total Investment Income	187,743	56,538

Operating Expenses:
Investment Advisory Fees	19,423	9,536
Administration fees	41,902	18,470
Custody fees	5,985	3,984
Audit fees	5,566	5,486
Printing expenses	3,788	2,239
Legal expenses	3,309	1,749
Non 12b-1 Shareholder Servicing fees	2,524	2,500
Compliance officer fees	2,496	1,334
Trustees' fees	777	457
Insurance expenses	308	296
Miscellaneous expenses	931	930
Total Operating Expenses	87,009	46,981

Net Investment Income (Loss)	100,734	9,557

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on
investments in affiliated funds	1,224,734	52,342
Change in unrealized appreciation
(depreciation) on affiliated investments	(280,185)	867,450
Net Realized and Unrealized
Gain (Loss) on Investments	944,549	919,792

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 1,045,283	$ 929,349

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES
	For the Six		For the Six
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2012	December 31,	June 30, 2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations:
Net investment income (loss)	$ 100,734	$ 701,768	$ 9,557	$ 265,871
Capital gain dividends from
affiliated investments	-	521,600	-	310,428
Net realized gain (loss) on investments
in affiliated funds	1,224,734	547,205	52,342	(758,709)
Net change in unrealized appreciation
(depreciation) on investments	(280,185)	(971,641)	867,450	(733,601)
Net increase (decrease) in net assets
resulting from operations	1,045,283	798,932	929,349	(916,011)

Distributions to Shareholders:
Net investment income	-	(586,454)	-	(109,362)
Total dividends and distributions
to shareholders	-	(586,454)	-	(109,362)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	2,849,407	2,047,564	906,228	6,150,603
Reinvestment of dividends	(44)	586,454	-	109,362
Cost of shares redeemed	(2,337,086)	(9,011,918)	(3,588,527)	(4,303,870)
Net increase (decrease) in net assets from
share transactions of beneficial interest	512,277	(6,377,900)	(2,682,299)	1,956,095

Total Increase (Decrease) in Net Assets	1,557,560	(6,165,422)	(1,752,950)	930,722

Net Assets:
Beginning of period	37,006,938	43,172,360	20,020,732	19,090,010
End of period*	$ 38,564,498	$ 37,006,938	$ 18,267,782	$ 20,020,732
* Includes accumulated undistributed net
investment income at end of period	$ 802,502	$ 701,727	$ 275,428	$ 265,809

Share Activity:
Shares Sold	249,727	184,017	93,795	630,568
Shares Reinvested	(4)	53,754	-	12,165
Shares Redeemed	(206,371)	(809,731)	(372,313)	(451,367)
Net increase (decrease) in shares of
beneficial interest outstanding	43,352	(571,960)	(278,518)	191,366

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Timothy Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period
		For the Period		For the Year		For the Year		For the Year	For the Year		For the Year
		ended		ended		ended		ended	ended		ended
		June 30, 2012		December 31,		December 31,		December 31,	December 31,		December 31,
		(Unaudited)		2011		2010		2009	2008		2007

Net asset value, beginning of period		$ 10.97		$ 10.94		$ 9.86		$ 8.16	$ 12.97		$ 12.14

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)		0.03	(A)	0.20	(A)	0.14	(A)	0.12	0.22	(A)	0.30
Net realized and unrealized gain (loss)
on investments		0.28		0.01		1.09		1.74	(3.95)		0.77
Total from investment operations		0.31		0.21		1.23		1.86	(3.73)		1.07

LESS DISTRIBUTIONS:
From net investment income		-		(0.18)		(0.15)		(0.16)	(0.26)		-
From net realized gains on investments		-		-		-		-	(0.82)		(0.24)
Total distributions		-		(0.18)		(0.15)		(0.16)	(1.08)		(0.24)

Net asset value, end of period		$ 11.28		$ 10.97		$ 10.94		$ 9.86	$ 8.16		$ 12.97

Total return (B)		2.83%	(E)	1.90%		12.45%		22.80%	(28.59)%		8.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)		$ 38,564		$ 37,007		$ 43,172		$ 42,537	$ 32,454		$ 38,205
Expenses, net waiver and
reimbursement (C)		0.45%	(F)	0.41%		0.41%		0.50%	0.64%		0.64%
Net investment income (loss), net waiver
and reimbursement (C)(D)		0.52%	(F)	1.77%		1.41%		1.56%	1.88%		2.68%
Portfolio turnover rate		20%		30%		9%		35%	20%		35%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Timothy Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period
		For the Period		For the Year		For the Year		For the Year	For the Year		For the Year
		ended		ended		ended		ended	ended		ended
		June 30, 2012		December 31,		December 31,		December 31,	December 31,		December 31,
		(Unaudited)		2011		2010		2009	2008		2007

Net asset value, beginning of period		$ 9.05		$ 9.45		$ 8.25		$ 6.41	$ 12.83		$ 12.07

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)		-	(A)(G)	0.12	(A)	0.05	(A)	0.06	0.07	(A)	0.18
Net realized and unrealized gain (loss)
on investments		0.40		(0.47)		1.22		1.83	(5.19)		1.04
Total from investment operations		0.40		(0.35)		1.27		1.89	(5.12)		1.22

LESS DISTRIBUTIONS:
From net investment income		-		(0.05)		(0.07)		(0.05)	(0.15)		-
From net realized gains on investments		-		-		-		-	(1.15)		(0.46)
Total distributions		-		(0.05)		(0.07)		(0.05)	(1.30)		(0.46)

Net asset value, end of period		$ 9.45		$ 9.05		$ 9.45		$ 8.25	$ 6.41		$ 12.83

Total return (B)		4.42%	(E)	(3.70)%		15.37%		29.48%	(39.55)%		10.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)		$ 18,268		$ 20,021		$ 19,090		$ 18,895	$ 14,750		$ 19,167
Expenses, net waiver and reimbursement
reimbursement (C)		0.49%	(F)	0.40%		0.42%		0.50%	0.65%		0.64%
Net investment income (loss), net waiver
and reimbursement (C)(D)		0.10%	(F)	1.23%		0.61%		0.82%	0.69%		1.61%
Portfolio turnover rate		18%		32%		8%		22%	9%		45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”).  The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.  The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.  The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund and Defensive Strategies Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund.  The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund and Defensive Strategies Fund. The Strategic Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund.  Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”).  Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.

SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges.  Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of

Notes to Financial Statements

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of June 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 38,555,210	$ -	$ -	$ 38,555,210
Money Market Fund	43,662	-	-	43,662
Total	$ 38,598,872	$ -	$ -	$ 38,598,872

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of June 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 18,223,033	$ -	$ -	$ 18,223,033
Money Market Fund	60,907	-	-	60,907
Total	$ 18,283,940	$ -	$ -	$ 18,283,940

Refer to the Schedule of Investments for industry classifications.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six months ended June 30, 2012, there were no significant transfers between Levels 1 and 2.  The Funds’ policy is to recognize transfers at the end of the period.

B.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C.

NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.

FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains.  Therefore, no federal income tax or excise provision is required.

As of December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the year ended December 31, 2011, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E.

USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

F.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.  There were no such reclassifications.

Notes to Financial Statements

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

G.

EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2012:

Funds	Purchases	Sales
Conservative Growth Portfolio	$8,367,774	$7,613,094
Strategic Growth Portfolio	$3,376,669	$6,161,874

Note 3 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd. (“TPL”) is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 24, 2012. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2012 were $19,423 and $9,536 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,042 and $1,443, respectively, at June 30, 2012. An officer and trustee of the Funds is also an officer of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.  Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Note 4 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2012, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 93% of the Conservative Growth Portfolio and approximately 84% of the Strategic Growth Portfolio.

Note 5 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during 2011 and 2010 were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2011
Ordinary Income	$ 586,454	$ 109,362
	$ 586,454	$ 109,362

2010
Ordinary Income	$ 573,002	$ 135,209
	$ 573,002	$ 135,209

Notes to Financial Statements

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$ 701,727	$ 265,809
Undistributed Long-Term Capital Gains	-	-
Capital Loss Carry Forward	(3,593,605)	(2,484,099)
Post October and Other Losses	-	-
Unrealized Appreciation (Depreciation)	1,934,922	(1,027,442)
	$ (956,956)	$ (3,245,732)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $1,652,607 and $714,557 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively.

  Note 6 | Capital Loss Carryforwards

At December 31, 2011, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Conservative Growth	$ 105,148	2017
	$ 3,488,457	2018
Strategic Growth	$ 105,118	2016
	$ 263,295	2017
	$ 1,912,980	2018
	$ 202,706	Non-Expiring*

*Post enactment long-term capital loss carryforwards.

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

 Note 7 | NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Note 8 | SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Notes to Financial Statements

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

TIMOTHY PARTNERS, LTD

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 24, 2012.  The Trust's Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor's experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds' prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL's business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel.  In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2011. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds.  The materials prepared by TPL were provided to the Board in advance of the meeting.  The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL's role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL's services to the Funds. In particular, the Board noted with approval TPL's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor's performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund's performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor's business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor's past activities on monitoring the performance of the underlying Funds' various investment managers and the promptness and efficiency with which problems were brought to the Board's attention and responsible remedies offered and executed.  After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds' shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Disclosures

June 30, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.  In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker‐dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.     Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.     Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day‐to‐day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd. Member FINRA

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	9/10/12